Note 26 - Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
	Balance as of December 31, 2018	Effect of changes in foreign exchange rates	Additions	Provisions used and reversed	Other movements (i)	Balance as of December 31, 2019

Provision for disputes and litigations
Taxes on sales	137.8	–	195.6	(151.1)	–	182.3
Income tax	169.3	1.2	181.8	(100.7)	(251.6)	–
Labor	118.2	(4.4)	193.1	(186.8)	–	120.1
Civil	54.9	(2.8)	66.0	(54.1)	–	64.0
Others	110.2	(18.5)	49.1	(34.9)	–	105.9
Total provision for disputes and litigations	590.4	(24.5)	685.6	(527.6)	(251.6)	472.3

Restructuring	8.8	0.8	–	(0.9)	–	8.7

Total provisions	599.2	(23.7)	685.6	(528.5)	(251.6)	481.0

Disclosure of the disbursement expectative of the provisions [text block]
	Balance as of December 31, 2019	1 year or less	1-2 years	2-5 years	Over 5 years

Provision for disputes and litigations
Taxes on sales	182.3	41.7	130.1	2.5	8.0
Labor	120.1	27.3	41.0	29.6	22.2
Civil	64.0	11.4	42.8	5.1	4.7
Others	105.9	22.6	24.9	54.3	4.1
Total provision for disputes and litigations	472.3	103.0	238.8	91.5	39.0

Restructuring	8.7	7.0	–	1.7	–

Total provisions	481.0	110.0	238.8	93.2	39.0